Organization and principal activities - Schedule of Condensed Consolidated Statements Data for the VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
VIEs
Investments in and Advances to Affiliates
Outstanding balances for Variable Interest Entity fees Charged	¥ 0	¥ 0	¥ 0
Service fees receivable from variable interest entity set off against intercompany receivables	212,000	139,000	415,000
Wholly foreign-owned enterprise And Other Subsidiaries
Investments in and Advances to Affiliates
Variable interest entity service fees charged amount	4,622,000	5,530,000	6,863,000
Payment of Variable Interest Entity Service Fees	¥ 4,410,000	¥ 5,391,000	¥ 6,433,000